Investments in associates and joint ventures (Details 2) shares in Millions, $ in Millions	12 Months Ended
Jun. 30, 2025 ARS ($) shares
Statement [Line Items]
(Loss) / profit for the year	$ 195,678
BHSA [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Financial
Common share 1 vote | shares	436,780,922
Share capital (nominal value)	$ 1,500
(Loss) / profit for the year	46,554
Shareholders equity	$ 447,483
BACS [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Financial
Common share 1 vote | shares	33,125,751
Share capital (nominal value)	$ 88
(Loss) / profit for the year	1,193
Shareholders equity	$ 29,276
New Lipstick [Member]
Statement [Line Items]
Place of business / Country of incorporation	USA
Main activity	Real estate
Common share 1 vote | shares	23,631,037
Share capital (nominal value)	$ 47
(Loss) / profit for the year	(3)
Shareholders equity	$ (50)
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Common share 1 vote | shares	138,750
Share capital (nominal value)	$ 28
(Loss) / profit for the year	5,373
Shareholders equity	$ 16,429
Investment La Rural S. A. [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Organization of events
Common share 1 vote | shares	714,998
Share capital (nominal value)	$ 1
(Loss) / profit for the year	22,676
Shareholders equity	$ 41,882